Financial Instruments - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions		Jul. 31, 2023		Apr. 30, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2],[3]	$ 1,288,164		$ 1,279,125	$ 1,247,700
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[4],[5]	549,423		546,224	534,978
Undrawn commitments	[1],[2]	100,139		106,677	132,195
Other exposures	[1],[2],[6]	127,060		114,853	130,471
Total	[1],[2]	776,622		767,754	797,644
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	405,193		406,195	392,143
Undrawn commitments and other exposures	[1],[2],[3]	106,349		105,176	57,913
Total	[1],[2],[3]	511,542		511,371	450,056
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2],[3]	1,078,171
AIRB portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[4],[5]	477,168
Undrawn commitments	[1],[2]	92,681
Other exposures	[1],[2],[6]	120,636
Total	[1],[2]	690,485
AIRB portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	290,434
Undrawn commitments and other exposures	[1],[2],[3]	97,252
Total	[1],[2],[3]	387,686
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2],[3]	209,993
Standardized portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[4],[5]	72,255
Undrawn commitments	[1],[2]	7,458
Other exposures	[1],[2],[6]	6,424
Total	[1],[2]	86,137
Standardized portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	114,759
Undrawn commitments and other exposures	[1],[2],[3]	9,097
Total		$ 123,856	[1],[2],[3]	$ 123,000	$ 111,000

[1]	After credit risk mitigation and excludes equity securities and other assets.
[2]	Regulatory amounts reported as at Q3 2023 and Q2 2023 are under Revised Basel III requirements and are not directly comparable to amounts reported in Q4 2022.
[3]	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.
[4]	Non-retail drawn exposures include government guaranteed and privately insured mortgages and retail loans.
[5]	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
[6]	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.